UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
September 30, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 67.9%
	Residential – 67.9%
$ 3,091	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.337%	12/25/36	CCC	$ 1,729,179
1,835	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	A+	2,057,230
8,512	Asset Backed Funding Corporation, Asset Backed Certificates, Series 2006-OPT3	0.377%	11/25/36	Caa3	3,839,498
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.457%	9/25/36	B-	473,888
1,095	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2005-9	5.500%	10/25/35	Caa2	925,415
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Baa1	2,213,813
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.987%	2/10/51	AA	1,280,921
6,016	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa1	5,713,941
1,221	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.711%	5/20/36	Caa2	1,010,351
7,638	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.647%	10/25/35	CCC	7,171,552
6,038	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.707%	10/25/36	D	4,192,364
2,781	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.531%	6/25/47	D	2,315,024
2,063	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates Series 2005-12	5.435%	2/25/36	Caa3	1,283,716
7,556	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.377%	6/25/46	Ca	3,714,189
4,577	Bear Stearns ARM Trust, Mortgage Pass Through Certificates, Series 2007-1	2.776%	2/25/47	D	3,179,081
3,300	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	AAA	3,718,523
9,320	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.697%	10/25/35	BB-	6,045,353
5,000	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.367%	6/25/37	CCC	3,354,215
3,322	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.231%	3/25/37	D	2,744,520
1,739	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.984%	3/25/36	Caa3	1,287,944
3,995	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.087%	8/25/35	Caa2	3,278,422
3,315	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.275%	11/25/36	D	2,248,766
4,357	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.987%	11/25/36	D	3,184,598
2,463	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.834%	7/25/37	Caa3	1,846,970
1,299	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-J11	6.000%	10/25/35	CCC	1,001,899
356	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.463%	3/25/47	CCC	344,124
2,710	Countrywide Asset Backed Certificates Trust 2005-IM1	0.617%	11/25/35	BBB+	1,802,670
1,489	Countrywide Asset-Backed Certificates Trust 2006-22	0.327%	5/25/47	BBB	1,475,361
6,393	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.367%	3/25/47	AAA	4,996,317
1,714	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.297%	2/20/36	Caa3	1,161,943
1,287	Countrywide Home Loans Mortgage Pass Through Trust Certificates Series 2007-HY5	5.765%	9/25/37	CCC	1,121,172
1,218	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.896%	5/20/36	Caa3	906,188
5,828	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.467%	4/25/36	BB-	5,510,618
380	CPS Auto Trust, 144A	7.500%	4/16/18	BB	380,887
1,462	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.427%	6/25/37	CCC	943,958
4,688	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certificates, Series 2005-12	3.060%	3/25/36	Caa3	3,127,724
1,628	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	5.370%	5/25/36	CC	1,373,431
7,322	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.424%	12/25/36	Aaa	1,168,854
8,784	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.184%	12/25/36	Aaa	1,622,150
15,446	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.084%	8/25/37	Aaa	2,733,363
3,979	Fannie Mae REMIC Pass-Through Certificates	6.364%	10/25/36	Aaa	759,396
9,429	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.284%	1/25/40	Aaa	1,812,583
8,876	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.429%	5/15/36	Aaa	1,328,435
16,706	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.399%	7/15/36	Aaa	2,216,360
4,676	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa2	3,885,839
4,233	First Horizon Alternative Mortgage Securities, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Caa2	3,517,607
279	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.563%	5/25/37	D	195,237
2,767	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.528%	8/25/37	D	2,149,645
10,127	Freddie Mac Collateralized Mortgage REMIC Series 3028, (I/O)	6.529%	9/15/35	Aaa	1,894,664
5,878	Freddie Mac Multi-Class Certificates Series 3502	5.929%	1/15/39	AAA	908,236
10,784	Freddie Mac Multi-Class Certificates, (I/O)	6.079%	8/15/35	Aaa	1,397,267
2,622	Freddie Mac Multi-Class Certificates, (I/O)	6.929%	6/15/36	Aaa	372,529
6,615	Freddie Mac Multi-Class Certificates, (I/O)	6.779%	8/15/36	Aaa	919,532
12,025	Freddie Mac Multi-Class Certificates, (I/O)	6.479%	12/15/36	Aaa	1,795,206
4,291	Freddie Mac Multi-Class Certificates, (I/O)	6.449%	12/15/36	Aaa	481,999
8,699	Freddie Mac Multi-Class Certificates, (I/O)	6.179%	6/15/39	Aaa	990,511
7,217	Freddie Mac Multi-Class Certificates, (I/O)	5.979%	10/15/39	Aaa	926,836
19,854	Freddie Mac Multi-Class Certificates, (I/O)	5.999%	1/15/40	Aaa	2,741,787
8,469	Freddie Mac Multi-Class Certificates, (I/O)	6.229%	2/15/40	Aaa	1,227,219
2,870	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2010-K6	5.533%	12/25/46	Aaa	3,241,768
1,115	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2012-K710	3.949%	6/25/47	A-	1,147,034
505	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.885%	1/25/43	Aaa	84,612
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012	2.366%	1/25/41	Aaa	1,867,320
4,395	Freddie Mac REMICS	6.349%	9/15/36	Aaa	806,863
4,009	GMAXM Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2005-AF2	6.000%	12/25/35	D	3,018,859
2,135	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.667%	8/25/37	CCC	1,540,849
3,815	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.297%	2/25/37	CCC	1,771,737
2,714	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-FM3	0.447%	11/25/36	CCC	1,226,601
1,699	Government National Mortgage Association Pool	4.500%	10/20/39	Aaa	425,474
2,471	GSAA Home Equity Trust Series 2007-5	0.317%	3/25/47	CCC	1,249,575
3,925	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.922%	4/25/36	CC	3,128,343
4,994	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.083%	5/25/47	D	3,574,309
4,703	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.327%	10/25/36	CCC	1,852,695
2,419	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.418%	8/25/36	BBB	2,435,115
5,035	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.764%	7/25/37	Caa2	4,816,380
2,531	IndyMac Indx Mortgage Loan Trust, Series 2006-AR15	0.337%	7/25/36	C	1,584,464
7,525	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	5.170%	8/15/42	A2	7,889,978
4,183	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.440%	5/15/45	Aaa	4,646,653
1,007	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.997%	6/25/37	D	791,535
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	A	6,596,717
5,311	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.547%	8/25/36	Caa2	4,343,432
1,142	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.385%	6/25/37	CC	872,815
940	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset Backed Certificates, Series 2007-MLN1	0.327%	3/25/37	CCC	649,265
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.741%	12/25/35	CCC	7,247,277
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1	5.487%	1/12/44	Aa2	5,233,865
2,231	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006-7	6.141%	6/25/36	CCC	1,324,726
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.544%	11/12/49	A1	4,929,857
3,777	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.827%	3/25/36	Ca	2,518,737
2,105	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	3.234%	8/25/35	B	1,816,945
3,400	NovaStar Mortgage Funding Corporation, Home Equity Loan Asset-Backed Certificates, Series 2007-2	0.397%	9/25/37	CCC	1,080,442
1,835	Oaktree Real Estate Investment Vehicle 2012 LVI-A, 144A	4.000%	9/25/44	Baa3	1,850,519
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	0.000%	4/25/35	B-	427,225
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,444,840
1,403	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	1,096,629
2,851	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.476%	5/25/35	Ca	2,069,937
6,241	Residential Asset Mortgage Products Inc, GMACM Mortgage Pass-Through Certificates Series 2005-AR5	3.614%	9/19/35	CCC	5,539,979
2,780	Residential Asset Securitization Trust 2006-A7CB	6.500%	7/25/36	Ca	1,417,381

3,728	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	4.045%	7/27/37	D	2,926,534
2,448	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	3.961%	9/25/36	D	1,860,475
3,755	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa2	2,893,691
3,289	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	3.308%	4/25/37	Caa3	2,828,210
3,029	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.821%	8/25/36	D	2,479,609
3,876	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.691%	2/20/47	CCC	3,316,129
1,692	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	1,741,434
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.967%	1/25/35	AA+	784,067
3,824	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	3.119%	4/25/37	CCC	2,989,797
1,037	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.701%	10/25/37	Caa1	948,068
2,166	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.484%	10/25/37	Caa1	1,828,932
6,033	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.858%	2/25/37	CCC	4,477,296
3,416	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1	2.480%	4/25/45	AA+	3,457,221
2,590	WaMu Mortgage Pass Through Certificates, Series 2007-HY6	4.948%	6/25/37	D	2,160,049
2,658	WaMu Mortgage Pass-Through Certificates, Series 2006-AR	2.145%	1/25/37	D	2,003,890
1,019	WaMu Mortgage Pass-Through Certificates, Series 2007-HY4	4.675%	11/25/36	CCC	870,989
2,529	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.228%	11/25/36	D	2,005,851
1,066	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.488%	4/25/33	B+	957,637
3,435	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,418,329
4,957	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	2.314%	12/25/36	D	3,942,545
1,793	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	3.642%	12/28/37	CCC	1,355,941
743	Wells Fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	2.612%	10/25/36	D	644,889
410	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.094%	10/25/36	CCC	357,198
1,169	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	5.992%	11/25/37	Caa2	1,042,223
1,773	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.675%	4/25/36	CC	1,571,558
2,637	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.667%	4/25/36	CC	2,365,831
1,908	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	2.619%	7/25/36	D	1,632,404
444	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.812%	9/25/36	Caa1	409,813
959	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	3.040%	9/25/36	Caa2	788,232
513,039	Total Residential				283,620,614
$ 513,039	Total Mortgage-Backed Securities (cost $261,322,578)				283,620,614
	PPIP Limited Partnership – 25.2%
$ –	Wellington Management Legacy Securities PPIP, LP, (3)	N/A	N/A	N/A	$ 105,302,852
$ –	Total PPIP Limited Partnership (cost $77,361,989)				105,302,852

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 7.3%
$ 30,805	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $30,804,770, collateralized by $31,305,000 U.S. Treasury Notes, 0.375%, due 4/15/15, value $31,421,830	0.010%	10/01/12	$ 30,804,744
	Total Short-Term Investments (cost $30,804,744)			30,804,744
	Total Investments (cost $369,489,311) – 100.4%			419,728,210
	Other Assets Less Liabilities – (0.4)% (4)			(1,861,651)
	Net Assets – 100%			$ 417,866,559

Investments in Derivatives at September 30, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation) (4)
U.S. 5-Year Treasury Note	Short	(125)	12/12	$ (15,579,102)	$ (59,270)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 283,620,614	$ –	$ 283,620,614
PPIP Limited Partnership	–	–	105,302,852	105,302,852
Short-Term Investments:
Repurchase Agreements	–	30,804,744	–	30,804,744
Derivatives:
Futures Contracts*	(59,270)	–	–	(59,270)
Total	$ (59,270)	$ 314,425,358	$ 105,302,852	$ 419,668,940

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
PPIP Limited
Partnership
Balance at the beginning of period	$ 82,487,819
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	40,583,740
Purchases at cost	–
Sales at proceeds	(17,768,707)
Net discounts (premiums)	–
Transfers in to	–
Transfers out of	–
Balance at the end of period	$ 105,302,852

The Fund determines the daily value of its investment in its Feeder PPIP Fund by determining the Fund’s percentage ownership interest in the Master PPIP Fund (which it does by multiplying by the percentage of the Fund’s ownership interest in the Feeder PPIP Fund by the percentage of the Feeder PPIP Fund’s ownership interest in the Master PPIP Fund), and multiplying the value of its estimate of the current net assets of the Master PPIP Fund by that resulting percentage.  Wellington Management only reports the value of the Fund’s investment in its Feeder PPIP Fund to the Fund monthly, while the Fund determines that value daily.  On a daily basis, the Adviser receives an indication of the net assets figure for the Master PPIP Fund from the Master PPIP Fund’s accounting agent as appointed by the United States Treasury (“UST”).  Generally, the Master PPIP Fund’s accounting agent obtains the prices for the underlying securities used to calculate the net assets of the Master PPIP Fund from independent pricing services and broker-dealers as specified by the UST and Wellington Management, and those prices may differ from time to time from the prices determined by the different independent pricing service and methodologies used to value the direct investments held in the Fund.  In addition, the value of a Fund’s investment in its Feeder PPIP Fund as determined and/or reported by Wellington Management may vary from the value as determined by the Adviser for other reasons, most notably because the Adviser’s estimates for the fees and expenses of the Feeder PPIP Fund may differ from its actual expenses.  The monthly variance between the Adviser’s and Wellington’s respective valuations of the Fund’s investment in its Feeder PPIP Fund is monitored by the Adviser for reasonableness, and has ranged between -0.71% and -0.01% for the nine month period ending January 31, 2012 through September 30, 2012.  The Fund’s investment in its Feeder PPIP Fund is classified as Level 3 for fair value measurement disclosure purposes.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	–	$ –	Payable for variation margin on futures contracts*	$ (59,270)

* Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $365,706,393.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 54,740,753
Depreciation	(718,936)

Net unrealized appreciation (depreciation) of investments	$ 54,021,817

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012